Promissory notes receivable at FVTPL (Tables)	3 Months Ended
Nov. 30, 2022
Promissory Notes Receivable At Fvtpl
Schedule of promissory notes receivable
Promissory notes receivable
$

Balance, August 31, 2022	576,528
Payments	(591,781)
Change in fair value	(3,757)
Effect of foreign exchange	19,010
Balance, November 30, 2022	-